Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Components of Common Shares Issued and Outstanding

The issued and outstanding common shares of Quarterhill, along with options and DSUs convertible into common shares, are as follows:

	December 31,	December 31,
As at	2018	2017
Common shares	118,817,466	118,658,249
Stock options	6,840,475	5,339,559
Deferred stock units (DSUs)	-	228,433
	125,657,941	124,226,241

Schedule of Common Stock

	Number	Amount
December 31, 2016	118,572,181	$419,485

Issued as purchase consideration in VIZIYA acquisition	405,268	662
Issued on sale of shares under Employee Share Purchase Plan	60,500	68
Repurchased under normal course issuer bid	(379,700)	(1,342)
December 31, 2017	118,658,249	$418,873

December 31, 2017	118,658,249	$418,873

Issued on sale of shares under Employee Share Purchase Plan	22,000	27
Conversion of deferred stock units to common shares	137,217	211
December 31, 2018	118,817,466	$419,111

Schedule of Quarterly Cash Dividends Paid

The Company paid quarterly cash dividends as follows:

	2018				2017
		Per Share		Total		Per Share		Total
1st Quarter	CDN	$0.0125	US	$1,171	CDN	$0.0125	US	$1,129
2nd Quarter		0.0125		1,155		0.0125		1,105
3rd Quarter		0.0125		1,144		0.0125		1,154
4th Quarter		0.0125		1,135		0.0125		1,175
	CDN	$0.0500	US	$4,605	CDN	$0.0500	US	$4,563

Schedule of Declared Quarterly Dividends

The Company declared quarterly dividends as follows:

	2018		2017
1st Quarter	CDN	$0.0125	CDN	$0.0125
2nd Quarter	CDN	$0.0125	CDN	$0.0125
3rd Quarter	CDN	$0.0125	CDN	$0.0125
4th Quarter	CDN	$0.0125	CDN	$0.0125

Schedule of Assumptions Used to Estimate Fair Value of Performance Based Options

2018
Risk free rate	2.24%
Volatility	48%
Expected option life (in years)	6
Forfeiture rate	18.13%

The following assumptions were used during the year ended December 31, 2017:

		May Grant	June Grant
Number of options granted		1,299,072	650,000
Stock price	CDN	$2.16	$1.89
Implied volatility		55%	60%
Risk free rate		1.43%	1.40%

Schedule of Option Activity

	Options Outstanding				Exercisable Options
	Number of Options	Price Range (CDN)		Weighted Average Exercise Price (CDN)	Number	Weighted Average Exercise Price (CDN)
December 31, 2016	5,985,454	$2.84	$5.66	$4.78	5,617,312	$4.89

Granted	1,949,072	1.89	2.16	2.07
Forfeited	(108,967)	3.39	5.34	4.26
Expired	(2,486,000)	5.34	5.66	5.48
December 31, 2017	5,339,559	$1.89	$5.05	$3.48	3,219,503	$4.36

Granted	3,854,626	2.02	2.38	2.26
Forfeited	(1,063,334)	1.89	2.16	2.10
Expired	(1,290,376)	1.89	5.05	4.75
December 31, 2018	6,840,475	$1.89	$4.37	$2.77	2,231,285	$3.85

Details of Outstanding Options

Details of the outstanding options at December 31, 2018 are as follows:

Range of Exercise Prices (CDN)		Outstanding Options at December 31, 2018	Remaining Term of Options in Years	Weighted Average Exercise Price (CDN)	Exercisable Options at December 31, 2018	Weighted Average Exercise Price (CDN)
$1.89	$1.99	300,000	4.42	$1.89	100,000	$1.89
2.00	2.99	4,570,175	5.05	2.28	164,318	2.84
3.00	3.99	707,000	0.84	3.43	703,667	3.43
4.00	4.37	1,263,300	0.21	5.05	1,263,300	4.36
$1.89	$4.37	6,840,475	2.79	$2.77	2,231,285	$3.85

Summary of Stock-Based Compensation Expense	The following provides a summary of the stock-based compensation expense for the years ended December 31, 2018 and 2017:

	2018	2017
Cost of revenues	$-	$37
Selling, general and administrative expenses	468	626
	$468	$663

Summary of Deferred Stock Units

The Company had a Deferred Stock Unit (“DSU”) which has now been assumed under the Equity Incentive Plan. All previously issued DSU’s were settled during the year ended December 31, 2018.

Number
December 31, 2016	197,367

Issued in lieu of quarterly Directors’ fees	26,072
Issued in lieu of dividends paid	4,994
December 31, 2017	228,433

Issued in lieu of dividends paid	2,780
Settled for cash	(93,996)
Settled for common shares	(137,217)
December 31, 2018	-

Summary of Restricted Stock Unit Activity

RSU activity for the years ended December 31, 2018 and 2017 was as follows:

Number
December 31, 2016	2,712,420

Granted	3,826,851
Settled	(2,475,623)
Forfeited	(128,599)
December 31, 2017	3,935,049

Granted	1,977,335
Settled	(3,024,277)
Forfeited	(619,764)
December 31, 2018	2,268,343

Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation

The weighted average number of common shares outstanding used in the basic and diluted earnings per share computation was:

	December 31,	December 31,
As at	2018	2017
Basic weighted average common shares outstanding	118,768,728	118,607,569
Effect of stock options	-	8,114
Diluted weighted average common shares outstanding	118,768,728	118,615,683